STOCKHOLDERS' EQUITY (Details) - $ / shares	Dec. 31, 2024	Sep. 04, 2024
STOCKHOLDERS' EQUITY
Number of shares authorized	57,500,000
Common stock shares authorized	55,000,000
Common stock par value	$ 0.0001
Common stock shares issued	16,602,460
Common stock shares outstanding	16,602,460
Series A Redeemable Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Shares of Preferred Stock authorized	2,000,000
Preferred stock par value	$ 0.0001
Preferred stock, shares issued	1,555,000
Preferred stock, shares outstanding	1,555,000
Series B Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Shares of Preferred Stock authorized	500,000
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	150,000
Preferred stock, shares outstanding	150,000